Consolidated Statements of Cash Flow - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,412,452)	$ (2,618,330)	$ (7,370,465)	$ (2,877,357)
Net loss from discontinued operations			(1,886,839)	(2,512,855)
Net loss from continuing operations			(5,483,626)	(364,502)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Imputed interest				13,420
Stock compensation expenses	1,791,102		1,226,420	141,731
Warrants issued for financing expenses				183,686
Inventory obsolescence impairment			25,000
Depreciation expenses	54,384	21,817	6,502
Gain on transfer of licensing rights	(1,882,469)
Net changes in operating assets and liabilities:
Accounts receivable	(35,517)	(71,752)	(25,353)
Inventory	(237,697)	(234,318)	(678,867)
Prepaid expenses	(111,142)	(559,774)	(178,425)
Prepaid royalty expense		94,397
Other current assets		(7,601)	(7,500)
Accounts payable - related party	(45,203)	(22,533)	28,348	(1,645)
Accrued payroll	(275,751)	(599,812)	(396,820)	746,050
Accounts payable and accrued liabilities	(69,175)	(28,421)	(1,806,829)	(2,394,311)
Net cash used in continuing operating activities			(7,244,305)	(1,675,571)
Net cash provided by discontinued operating activities			265,517	(7,702)
Net cash used in operating activities	(3,223,920)	(4,026,327)	(6,978,788)	(1,683,273)
Cash flows from investing activities:
Proceeds from transfer of licensing rights	2,000,000
Purchases of property and equipment	(512)	(137,614)	(325,964)
Net cash provided by (used in) investing activities	1,999,488	(137,614)	(325,964)
Cash flows from financing activities:
Shares issued for cash, net	1,665,533	7,622,354	7,560,354	1,712,564
Payment for investment advisor services	(25,000)
Principle payment on loan payable		(10,793)
Cash received from exercise of warrants		700,000	700,000
Principle payment on loans payable related party		(128,047)		(25,931)
Principle payment on note payable	(35,962)			(48,822)
Proceeds from loans payable - related party			4,197	45,556
Borrowings from note payable	85,000			25,000
Net cash provided by continuing financing activities			8,264,551	1,708,348
Net cash used in discontinued financing activities			(138,840)	955
Net cash provided by financing activities	1,689,571	8,183,514	8,125,711	1,709,303
Net increase in cash and cash equivalents	465,139	4,019,573	820,959	26,030
Cash and cash equivalents at beginning of period, including discontinued operations	934,911	113,952	113,952	87,922
Cash and cash equivalents at end of period, including discontinued operations			934,911	113,952
Less cash from discontinued operations	(1,843)		(98,466)	(81,677)
Cash and cash equivalents at beginning of period	836,446	113,952	113,952
Cash and cash equivalents at end of period	1,301,585	4,133,525	836,446	113,952
Cash paid during the period for:
Interest	8,347		456	6,514
Non-cash financing activities
Stock issued for legal settlement	$ 99,999		$ 30,000